Related Party Transactions - Additional Information (Detail)	1 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Mar. 31, 2014
Nidec Sankyo
Related Party Transaction [Line Items]
Share exchange transaction, shares of common stock held in treasury allocated for the share exchange		6,350,630
Nidec Copal
Related Party Transaction [Line Items]
Share exchange transaction, shares of common stock held in treasury allocated for the share exchange	4,856,764
Nidec Tosok
Related Party Transaction [Line Items]
Share exchange transaction, shares of common stock held in treasury allocated for the share exchange	2,624,000
Chief Executive Officer
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party			9.10%
Share exchange transaction, shares of common stock held in treasury allocated for the share exchange	589,992	306,272
Chief Executive Officer | Nidec Tosok
Related Party Transaction [Line Items]
Share exchange transaction, shares of common stock held in treasury allocated for the share exchange	322,400
Variable Interest Entity, Not Primary Beneficiary
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party			4.00%
Immediate Family Member of Management or Principal Owner
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party			1.90%
NTSC
Related Party Transaction [Line Items]
Share exchange transaction, shares of common stock held in treasury allocated for the share exchange	49,600